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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year of Quarter Ended: September 30, 2009

                 Check here if Amendment [ ]; Amendment Number:

                 This Amendment (Check only one):
                   [ ] is a restatement.
                   [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Watershed Asset Management, L.L.C.
                               One Maritime Plaza
                                   Suite 1525
                        San Francisco, California 94111

                        Form 13F File Number: 028-11095

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           Person Signing this Report on Behalf of Reporting Manager:
                                Meridee A. Moore
                             Senior Managing Member
                                 (415) 391-8900





                              /s/ Meridee A. Moore
                            ________________________
                           San Francisco, California
                               November 16, 2009



                                  Report Type:
                              13F Holdings Report

                             Form 13 F Summary Page

                                 Report Summary

                       Number of Other Included Managers

                                       1

                    Form 13 F Information Table Entry Total:

                                       7

                    Form 13 F Information Table Value Total:

                              $163,912 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
Form 13F File Number: 028-11473
Name: WS Partners, L.L.C.


                                                           13F INFORMATION TABLE
COLUMN 1                     COLUMN 2           COLUMN 3    COLUMN 4  COLUMN 5               COLUMN 6  COLUMN 7       COLUMN 8
NAME OF ISSUER               CLASS              CUSIP       VALUE     SHARES/     SH/  PUT/  INVESTMT  OTHER     VOTING AUTHORITY
                                                           ($1,000)   PRN AMT     PRN  CALL  DSCRETN   MGRS   SOLE    SHARED    NONE
--------------               -----              -----      --------   -------     ---  ----  -------   -----  -----   ------    ----
EQUINIX INC                  NOTE 3.000%10/1    29444UAG1   20,209    19,000,000  PRN        Other     1      19,000,000
GLOBAL CROSSING LTD          NOTE 5.000% 5/1    37932JAA1   13,536    13,500,000  PRN        Other     1      13,500,000
SPDR SERIES TRUST            KBW REGN BK ETF    78464A698   2,132     100,000     SH         Other     1      100,000
SPDR SERIES TRUST            SPDR KBW INS ETF   78464A789   6,865     190,000     SH         Other     1      190,000
SIRIUS SATELLITE RADIO INC   NOTE 3.250%10/1    82966UAD5   2,848     3,400,000   PRN        Other     1      3,400,000
SPDR TR                      UNIT SER 1         78462F103   102,422   970,000     SH   PUT   Other     1      970,000
TIME WARNER TELECOM INC      DBCV 2.375% 4/0    887319AC5   15,900    16,166,000  PRN        Other     1      16,166,000